Offsetting of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Offsetting Assets Table [Text Block]
As of December 31, 2017
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$16,719	$-	$16,719	$121	$-	$-	$16,598
Total	$16,719	$-	$16,719	$121	$-	$-	$16,598

As of December 31, 2016
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$14,094	$-	$14,094	$551	$-	$-	$13,543
Reverse repurchase agreements	23,637	-	23,637	-	23,637	-	-
Total	$37,731	$-	$37,731	$551	$23,637	$-	$13,543

Offsetting Liabilities Table [Text Block]
As of December 31, 2017
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Pledged	Net Amount
Derivatives	$14,431	$-	$14,431	$121	$8	$-	$14,302
Repurchase agreements	390,921	-	390,921	-	390,921	-	-
Total	$405,352	$-	$405,352	$121	$390,929	$-	$14,302

As of December 31, 2016
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Pledged	Net Amount
Derivatives	$12,842	$-	$12,842	$551	$747	$-	$11,544
Repurchase agreements	479,425	-	479,425	-	479,425	-	-
Total	$492,267	$-	$492,267	$551	$480,172	$-	$11,544